Consolidated Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Common Stock	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Total
Beginning Balance, Shares at Dec. 31, 2015	5,510,538
Beginning Balance, Amount at Dec. 31, 2015	$ 46,171	$ 53,183	$ 5,510	$ 104,864
Common stock repurchase, Shares	(92,738)
Common stock repurchase, Amount	$ (1,984)			(1,984)
Cash dividends declared on common stock		(2,106)		(2,106)
10% stock dividend, Amount				0
Restricted stock units exercised, Amount				0
Net earnings		9,177		9,177
Change in accumulated other comprehensive income, net of tax			(2,523)	(2,523)
Ending Balance, Shares at Dec. 31, 2016	5,417,800
Ending Balance, Amount at Dec. 31, 2016	$ 44,187	60,254	2,987	107,428
Cash dividends declared on common stock		(2,629)		(2,629)
10% stock dividend, Shares	544,844
10% stock dividend, Amount	$ 16,994	(17,000)		(6)
Restricted stock units exercised, Shares	32,612
Restricted stock units exercised, Amount	$ 915			915
Net earnings		10,268		10,268
Change in accumulated other comprehensive income due to Tax Cuts and Jobs Act		(607)	607
Change in accumulated other comprehensive income, net of tax			(1)	(1)
Ending Balance, Shares at Dec. 31, 2017	5,995,256
Ending Balance, Amount at Dec. 31, 2017	$ 62,096	50,286	3,593	115,975
Common stock repurchase, Amount		(3,133)		(3,133)
10% stock dividend, Amount				0
Restricted stock units exercised, Amount				0
Net earnings		13,382		13,382
Change in accumulated other comprehensive income, net of tax			(2,607)	(2,607)
Ending Balance, Shares at Dec. 31, 2018	5,995,256
Ending Balance, Amount at Dec. 31, 2018	$ 62,096	$ 60,535	$ 986	$ 123,617